INCOME TAXES - SCHEDULE OF DEFERRED TAX ASSET AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Post-retirement benefit obligations	$ 58,306	$ 90,584
Accrued expenses and other reserves	103,769	141,228
Stock-based compensation	31,364	48,500
Derivative instruments	27,109	44,010
Pension	0	14,662
Lease financing obligation	12,310	18,950
Accrued trade promotion reserves	26,028	50,463
Net operating loss carryforwards	226,142	143,085
Capital loss carryforwards	23,215	38,691
Other	7,748	14,452
Gross deferred tax assets	515,991	604,625
Valuation allowance	(312,148)	(235,485)
Total deferred tax assets	203,843	369,140
Deferred tax liabilities:
Property, plant and equipment, net	132,443	202,300
Acquired intangibles	68,476	113,074
Inventories	20,769	27,608
Pension	969	0
Other	23,819	8,884
Total deferred tax liabilities	246,476	351,866
Net deferred tax liabilities	(42,633)
Net deferred tax assets		17,274
Included in:
Non-current deferred tax assets, net	3,023	56,861
Non-current deferred tax liabilities, net	$ (45,656)	$ (39,587)